Revenue and Segment Information - Schedule of Information by Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Revenues	$ 12,219	$ 15,014	$ 24,122
Cost of sales:
Cost of sales	10,905	11,084	11,338
Segment results:
Segment results	1,314	3,930	12,784
Sales of primarily-processed teas [Member]
Revenues:
Revenues	12,213	13,815	23,683
Cost of sales:
Cost of sales	10,900	10,427	11,269
Segment results:
Segment results	1,313	3,388	12,414
Sales of refined teas [Member]
Revenues:
Revenues	6	1,199	439
Cost of sales:
Cost of sales	5	657	69
Segment results:
Segment results	$ 1	$ 542	$ 370